Authorization of financial statements	12 Months Ended
Mar. 31, 2018
Disclosure Of Authorisation Of Financial Statements [Abstract]
Authorization of financial statements
41.	Authorization of financial statements
These consolidated financial statements were approved and authorized for issue by the Board of Directors on October 16, 2018.